CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Cash flows from operating activities:
Net income	$ 1,296,360	$ 2,344,770	$ 1,667,812
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation expense	1,050,924	916,386	942,615
Loss on sale of property and equipment	68,155
Amortization of operating lease right-of-use assets	51,972	8,814
Amortization of intangible assets and land use right	123,205	114,091	115,251
Changes in bad debt allowances	39,953	56,100	4,130
Deferred income taxes	83,893	(8,415)	(1,916)
Amortization of deferred revenue	(110,438)	40,105	(104,591)
Changes in operating assets and liabilities:
Accounts receivable	(3,159,543)	(4,216,674)	(1,290,889)
Inventory	1,828,011	(231,162)	104,029
Advances to suppliers	(9,125,201)	250,028	(256,221)
Prepaid expenses and other current assets	(278,122)	(425)	2,923,310
Accounts payable	(3,284,531)	(1,060,649)	(4,111,721)
Operating lease liabilities	(71,929)	(16,167)
Taxes payable	(13,627)	87,713	(21,239)
Accrued expenses and other current liabilities	(92,151)	(103,427)	154,317
Net cash provided by (used in) operating activities	(11,593,069)	(1,818,912)	124,887
Cash flows from investing activities:
Other receivables	(20,739,840)
Prepayment for purchase of property, plant and equipment	(3,752,528)
Purchase of property, plant and equipment	(434,834)	(14,693)	(886,721)
Proceeds from sale of property, plant and equipment	77,527
Purchase of term deposit	(3,072,000)
Purchase of intangible assets		(4,663)
Purchase of land use right			(573,398)
Long-term deposits		(856,475)	23,653
Proceeds from notes receivable			97,318
Proceeds from loans to related parties			148,621
Net cash used in investing activities	(27,921,675)	(875,831)	(1,190,527)
Cash flows from financing activities:
Deferred offering costs		(26,929)
Issuance of convertible preferred shares		1,800,000
Proceeds from the Initial Public Offering	23,000,000
Proceeds from private placement	18,000,000
Repayment of related parties loans		(433,769)	502,244
Proceeds from related parties loans	534,226
Repayment of short-term bank loans	(1,689,600)	(710,756)
Proceeds from short-term bank loans	1,231,872	1,995,254	288,027
Proceeds from long-term bank loan	284,206
Net cash provided by financing activities	38,023,254	2,623,800	790,271
Effect of exchange rate changes on cash	112,213	80,643	(61,098)
Net increase (decrease) in cash	(1,379,277)	9,700	(336,467)
CASH, beginning of year	1,570,035	1,560,335	1,896,802
CASH, end of year	190,758	1,570,035	1,560,335
Supplemental disclosure information:
Cash paid for income tax	387,595	93,086	15,180
Cash paid for interest	58,703	27,873	6,730
Accrued deferred offering costs		34,650	189,308
Payment of professional fees funded by related party loans		351,121
Deferred offering costs funded by a related party through related party loans	487,346	8,142	125,000
Accounts payable related to construction in progress		1,729,261	$ 2,118,884
Right of use assets obtained in exchange for operating lease obligations		$ 146,684
Deemed dividend on conversion of Convertible Preferred Shares to Ordinary Shares	975,000
IPO
Cash flows from financing activities:
Direct costs disbursed	(2,377,450)
Private Placement
Cash flows from financing activities:
Direct costs disbursed	$ (960,000)